JPMorgan SmartRetirement 2030 Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.92%	11.72%
S&P TARGET DATE 2030 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.13%	7.07%		8.42%
JPM SMARTRETIREMENT 2030 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.37%	6.71%		8.31%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	13.60%	5.40%		7.18%
Class R2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.80%	3.57%		5.41%
Class R2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.65%	3.71%		5.27%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	13.88%	5.65%		7.43%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	14.13%	5.92%		7.69%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	14.33%	6.08%		7.86%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.45%	6.19%		7.96%